John Hancock
ESG Large Cap Core Fund
Quarterly portfolio holdings 1/31/2025

Fund’s investments
As of 1-31-25 (unaudited)
	Shares	Value
Common stocks 98.7%		$140,905,621
(Cost $79,297,237)
Communication services 9.0%		12,792,464
Entertainment 4.1%
Netflix, Inc. (A)	2,925	2,857,023
Spotify Technology SA (A)	5,537	3,037,321
Interactive media and services 4.9%
Alphabet, Inc., Class A	33,811	6,898,120
Consumer discretionary 8.6%		12,254,592
Hotels, restaurants and leisure 2.2%
Chipotle Mexican Grill, Inc. (A)	24,696	1,441,012
Marriott International, Inc., Class A	5,628	1,635,441
Specialty retail 4.9%
AutoZone, Inc. (A)	520	1,742,109
The Home Depot, Inc.	4,224	1,740,204
The TJX Companies, Inc.	28,128	3,510,093
Textiles, apparel and luxury goods 1.5%
Lululemon Athletica, Inc. (A)	5,277	2,185,733
Consumer staples 7.7%		11,071,871
Consumer staples distribution and retail 5.5%
Costco Wholesale Corp.	4,185	4,100,798
Sysco Corp.	25,385	1,851,074
Target Corp.	13,674	1,885,781
Household products 0.9%
The Procter & Gamble Company	8,202	1,361,450
Personal care products 1.3%
Unilever PLC, ADR	32,638	1,872,768
Financials 12.8%		18,329,548
Banks 3.1%
Bank of America Corp.	41,503	1,921,589
Fifth Third Bancorp	31,585	1,399,531
The PNC Financial Services Group, Inc.	5,706	1,146,621
Capital markets 1.3%
Intercontinental Exchange, Inc.	11,386	1,819,824
Consumer finance 1.0%
Ally Financial, Inc.	36,499	1,422,366
Financial services 4.1%
Mastercard, Inc., Class A	6,512	3,616,960
Visa, Inc., Class A	6,681	2,283,566
Insurance 3.3%
Aflac, Inc.	19,159	2,057,293
The Progressive Corp.	10,801	2,661,798
Health care 9.6%		13,681,004
Biotechnology 1.0%
Vertex Pharmaceuticals, Inc. (A)	3,055	1,410,432
Health care equipment and supplies 1.4%
Stryker Corp.	5,043	1,973,275
Health care providers and services 2.7%
Elevance Health, Inc.	3,068	1,214,008
2	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
UnitedHealth Group, Inc.	4,874	$2,644,096
Life sciences tools and services 1.1%
Thermo Fisher Scientific, Inc.	2,639	1,577,462
Pharmaceuticals 3.4%
AstraZeneca PLC, ADR	26,321	1,862,474
Merck & Company, Inc.	17,132	1,692,984
Novo Nordisk A/S, ADR	15,468	1,306,273
Industrials 11.0%		15,689,927
Building products 0.8%
Trane Technologies PLC	3,185	1,155,359
Commercial services and supplies 0.9%
Waste Management, Inc.	5,563	1,225,306
Construction and engineering 0.8%
Quanta Services, Inc.	3,626	1,115,394
Electrical equipment 2.6%
Eaton Corp. PLC	7,344	2,397,375
Rockwell Automation, Inc.	4,848	1,349,829
Ground transportation 2.2%
JB Hunt Transport Services, Inc.	6,291	1,077,145
Union Pacific Corp.	8,566	2,122,569
Machinery 0.7%
Xylem, Inc.	7,734	959,325
Professional services 1.0%
Verisk Analytics, Inc.	4,978	1,430,876
Trading companies and distributors 2.0%
Ferguson Enterprises, Inc.	8,917	1,615,047
United Rentals, Inc.	1,638	1,241,702
Information technology 30.5%		43,517,515
IT services 1.9%
Accenture PLC, Class A	6,876	2,646,916
Semiconductors and semiconductor equipment 8.7%
ASML Holding NV, NYRS	2,106	1,556,987
NVIDIA Corp.	75,090	9,016,056
NXP Semiconductors NV	8,566	1,786,439
Software 13.9%
Adobe, Inc. (A)	3,782	1,654,436
Cadence Design Systems, Inc. (A)	3,224	959,527
Intuit, Inc.	2,041	1,227,682
Microsoft Corp.	25,424	10,552,489
Palo Alto Networks, Inc. (A)	13,440	2,478,605
ServiceNow, Inc. (A)	2,964	3,018,478
Technology hardware, storage and peripherals 6.0%
Apple, Inc.	36,525	8,619,900
Materials 4.1%		5,881,382
Chemicals 3.3%
Ecolab, Inc.	7,994	2,000,019
International Flavors & Fragrances, Inc.	13,531	1,178,415
Linde PLC	3,483	1,553,836
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ESG LARGE CAP CORE FUND	3

	Shares	Value
Materials (continued)
Containers and packaging 0.8%
Avery Dennison Corp.	6,187	$1,149,112
Real estate 3.7%		5,300,878
Industrial REITs 0.7%
Prologis, Inc.	8,358	996,692
Real estate management and development 0.8%
Jones Lang LaSalle, Inc. (A)	3,925	1,109,990
Specialized REITs 2.2%
American Tower Corp.	10,399	1,923,295
Equinix, Inc.	1,391	1,270,901
Utilities 1.7%		2,386,440
Electric utilities 1.2%
NextEra Energy, Inc.	22,799	1,631,496
Water utilities 0.5%
American Water Works Company, Inc.	6,057	754,944

	Yield (%)	Shares	Value
Short-term investments 1.0%			$1,415,624
(Cost $1,415,624)
Short-term funds 1.0%			1,415,624
Federated Government Obligations Fund, Institutional Class	4.2571(B)	1,415,624	1,415,624

Total investments (Cost $80,712,861) 99.7%	$142,321,245
Other assets and liabilities, net 0.3%	411,870
Total net assets 100.0%	$142,733,115

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 1-31-25.
The fund had the following country composition as a percentage of net assets on 1-31-25:
United States	87.8%
Ireland	2.7%
United Kingdom	2.6%
Netherlands	2.4%
Sweden	2.1%
Canada	1.5%
Other countries	0.9%
TOTAL	100.0%
4	JOHN HANCOCK ESG LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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